Earnings per share attributable to CVSL (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital
Loss per share attributable to CVSL
Adjustments to net earnings to arrive at earnings	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Earnings per share attributable to CVSL
Number of additional shares available for issuance included in the calculation of basic and diluted shares							504,813,512	504,813,512	504,813,514